Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for loan losses	$ 1,156	$ 1,319
Deferred compensation	512	534
Alternative minimum tax credits	627	793
Nonaccrual loan interest	598	321
Deferred loan fees	153	143
Other real estate owned	5	319
Accrued vacation expense	134	131
Unrealized loss on securities available-for-sale	446
Accrued profit sharing	161	160
Loans fair value adjustments	709	919
Other	86	53
Net operating loss carryfoward	708	751
Total deferred tax assets	5,295	5,443
Deferred tax liabilities:
Unrealized gain on securities available-for-sale		720
Federal Home Loan Bank stock dividends	849	849
Capitalized mortgage servicing rights	424	401
Prepaid expenses	75	87
Acquisition intangibles	2,679	2,471
Trust preferred fair value adjustment	200	211
Other	12	21
Total deferred tax liabilities	4,239	4,760
Net deferred tax assets (liabilities)	$ 1,056	$ 683